April 29, 2021
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ATTN:	Mr. Mark Cowan Document Control – EDGAR
RE:	Ameriprise Certificate Company Ameriprise Flexible Savings Certificate
Post-Effective Amendment No. 54
File No. 2-95577
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Flexible Savings Certificate does not differ from that contained in Registrant's Post-Effective Amendment No. 54 (Amendment). This Amendment was filed electronically on April 27, 2021.
If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.
/s/ Megan E. Garcy
Megan E. Garcy
Senior Counsel
Ameriprise Financial, Inc.